Financial Instruments (Details 16) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Rate C D Bs I P C A [Member]
IfrsStatementLineItems [Line Items]
Reference value	R$ 488	R$ 2,383,593	R$ 3,561,147
Curve value	544	2,737,950	2,923,249
Market value adjustment	(2)	(38,387)	(24,132)
Fair value	542	2,699,563	37,493
Swaps [Member]
IfrsStatementLineItems [Line Items]
Reference value	488	2,383,211	3,560,997
Curve value	(19)	2,737,119	2,922,931
Market value adjustment	(1)	(38,196)	(24,114)
Fair value	R$ (19)	R$ 2,698,923	R$ 37,395